High Income Securities Fund
Portfolio of Investments
November 30, 2020 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 63.37%
Closed-End Funds - 50.77%
BrandywineGLOBAL Global Income Fund	97,825	$1,165,096
Eaton Vance Floating-Rate Income Fund	220,933	3,342,716
Eaton Vance Senior Income Trust	165,329	1,028,346
First Eagle Senior Loan Fund	10,635	141,658
First Trust Senior Floating Rate Income Fund II	65,574	757,380
Invesco High Income Trust II	11,240	151,178
New America High Income Fund	31,246	269,028
Nuveen Floating Rate Income Fund	156,740	1,344,829
Nuveen Floating Rate Income Opportunity Fund	104,208	879,516
Nuveen Short Duration Credit Opportunities Fund	142,119	1,790,699
PGIM Global High Yield Fund, Inc.	107,409	1,508,022
Pioneer Diversified High Income Trust	128,360	1,808,592
Pioneer Floating Rate Trust	243,088	2,608,334
Rivernorth Specialty Finance Corp.	125,334	1,967,355
Tortoise Power & Energy Infrastucture Fund, Inc.	103,472	1,033,685
Vertical Capital Income Fund	310,942	3,152,952
Voya Prime Rate Trust	582,623	2,604,325
		25,553,711
Business Development Companies - 12.36%
Barings BDC, Inc.	251,803	2,183,132
Crescent Capital BDC, Inc.	126,552	1,760,338
FS KKR Capital Corp.	99,259	1,690,381
Portman Ridge Finance Corp.	366,937	587,099
		6,220,950
Other Investment Companies - 0.24%
Eagle Growth and Income Opportunities Fund (a)(b)	101,549	–
Western Asset Corporate Loan Fund (a)	296,865	121,344
		121,344
Total Investment Companies (Cost $31,549,154)		31,896,005

OTHER COMMON STOCKS - 0.02%
Energy - 0.02%
MWO Holdings, LLC Units (a)(b)	39	3,196
Nine Point Energy (a)(b)	138,566	7,898
Total Other Common Stocks (Cost $54,110)		11,094

PREFERRED STOCKS - 1.56%
Investment Companies - 0.98%
Capital Southwest Corp.	8,357	209,928
Saratoga Investment Corp.	10,923	282,350
		492,278
Investment Management & Advisory Services - 0.58%
B Riley Financial, Inc.	12,000	293,760
Total Preferred Stocks (Cost $740,089)		786,038

SPECIAL PURPOSE ACQUISITION VEHICLES - 20.50%	Shares/Units
ArcLight Clean Transition Corp. Units (a)	50,000	518,000
CF Finance Acquisition Corp. III Units (a)	15,000	153,750
Churchill Capital Corp. IV - Class A (a)	70,000	691,600
DFP Healthcare Acquisition Corp. - Class A (a)	42,000	424,200
E.Merge Technology Acquisition Corp. Units (a)	25,000	253,750
FG New America Acquisition Corp. Units (a)	102,600	1,048,572
Foley Trasimene Acquisition Corp. - Class A (a)	49,998	524,474
Foley Trasimene Acquisition Corp. Units (a)	2	22
GigCapital3, Inc. Units (a)	34,715	518,642
Go Acquisition Corp. Units (a)	50,000	507,500
Gores Holdings V, Inc. Units (a)	25,000	256,000
Haymaker Acquisition Corp. II - Class A (a)	50,341	507,941
Haymaker Acquisition Corp. II Units (a)	1	10
IG Acquisition Corp. Units (a)	50,000	503,500
Juniper Industrial Holdings, Inc. Units (a)	47,346	495,239
Lancadia Holdings III, Inc. Units (a)	50,000	506,000
Roman DBDR Tech Acquisition Corp. Units (a)	25,000	256,250
SC Health Corp. Units (a)	45,515	477,908
Spartacus Acquisition Corp. Units (a)	50,000	512,000
Thunder Bridge Acquisition Corp. - Class A (a)	46,707	480,148
TPG Pace Tech Opportunities Corp. Units (a)	25,000	262,495
Tuscan Holdings Corp. II Units (a)	1	11
VPC Impact Acquisition Holdings Corp. Units (a)	51,252	517,645
Yellowstone Acquisition Corp. Units (a)	25,000	253,500
Yucaipa Acquisition Corp. Units (a)	62,400	646,464
Total Special Purpose Acquisiton Vehicles (Cost $9,837,580)		10,315,621

	Principal
CONVERTIBLE NOTES - 2.77%	Amount
Communication Services - 2.77%
Suro Capital Corp. Unsecured
4.750%, 3/28/2023	1,000,000	1,396,079
Total Convertible Notes (Cost $1,014,831)		1,396,079

	Shares
RIGHTS - 0.09%
Agba Acquisition Ltd. (Expiration: February 16, 2021) (a)	36,750	13,012
GigCapital2, Inc. (Expiration: December 10, 2020) (a)	102,250	33,743
Total Rights (Cost $21,585)		46,755

WARRANTS - 0.99%
Agba Acquisition Ltd. (a)
Expiration: May 2024
Exercise Price: $11.50	36,750	21,315
Apex Technology Acquisition Corp. (a)
Expiration: September 2026
Exercise Price: $11.50	25,000	91,750
Churchill Capital Corp. (a)
Expiration: August 2025
Exercise Price: $11.50	14,000	16,240
Churchill Capital Corp. (a)
Expiration: July 2024
Exercise Price: $11.50	29,554	45,809
DFP Healthcare Acquisition Corp. (a)
Expiration: March 2025
Exercise Price: $11.50	10,500	16,800
Finserv Acquisition Corp. (a)
Expiration: December 2026
Exercise Price: $11.50	15,665	15,822
Foley Trasimene Acquisition Corp. (a)
Expiration: August 2025
Exercise Price: $11.50	16,666	29,299
GigCapital2, Inc. (a)
Expiration: February 2026
Exercise Price: $11.50	84,259	109,537
Haymaker Acquisition Corp. (a)
Expiration: October 2026
Exercise Price: $11.50	13,447	16,136
Juniper Industrial Holding Corp. (a)
Expiration: November 2026
Exercise Price: $11.50	23,673	36,456
Proptech Acquisition Corp. (a)
Expiration: May 2026
Exercise Price: $11.50	10,250	16,605
Tuscan Holdings Corp. II (a)
Expiration: April 2026
Exercise Price: $11.50	91,983	81,865
Total Warrants (Cost $272,993)		497,634

MONEY MARKET FUNDS - 3.15%
Fidelity Institutional Government Portfolio - Class I, 0.010% (c)	791,986	791,986
STIT-Treasury Portfolio - Institutional Class, 0.010% (c)	791,986	791,986
Total Money Market Funds (Cost $1,583,972)		1,583,972

Total Investments (Cost $45,074,314) - 92.45%		46,533,198
Other Assets in Excess of Liabilities - 7.55%		3,796,992
TOTAL NET ASSETS - 100.00%		$50,330,190

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued securities. The total market value of these securities was $11,094, representing 0.02% of net assets. Value determined using significant unobservable inputs.
(c)	The rate shown represents the 7-day yield at November 30, 2020.

The accompanying notes are an integral part of these financial statements.

Security valuation - Portfolio securities and other investments are valued using policies and procedures adopted by the Trustees. The Trustees have formed a Valuation
Committee to oversee the implementation of these procedures.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees. Such services or dealers determine valuations for normal institutional size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the Fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security, the security will be valued at fair value in accordance with policies and procedures approved by the Trustees.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S.
Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)	Total
Investment Companies
Closed-End Funds	$25,553,711	$-	$-	$25,553,711
Business Development Companies	6,220,950	-	-	6,220,950
Other Investments Companies	-	121,344	-	121,344
Other Common Stocks	-	-	11,094	11,094
Preferred Stocks
Investment Companies	492,278	-	-	492,278
Investment Management & Advisor Services	293,760	-	-	293,760
Special Purpose Acquisition Vehicles	9,837,703	477,918	-	10,315,621
Convertible Notes	-	1,396,079	-	1,396,079
Rights	46,755	-	-	46,755
Warrants	497,634	-	-	497,634
Money Market Funds	1,583,972	-	-	1,583,972
Total	$44,526,763	$1,995,341	$11,094	$46,533,198

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The fair value of derivative instruments as reported within the Schedule of Investments as of November 30, 2020:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants		$ 497,634

The effect of derivative instruments on the Statement of Operations for the period ended November 30, 2020

Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain	$ 36,666
on Investments

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized appreciation of investments	$ 141,256